Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Commitments and Contingencies Disclosure

10. Commitments and Contingencies

(a) Commitments under Shipbuilding Contracts and Memorandums of Agreement (“MoAs”)

As of December 31, 2011 the Company had commitments under six shipbuilding contracts and four MoAs for the acquisition of ten newbuilds. The Company expects to settle these commitments as follows:

	Due to Shipyards /	Due to
Year Ending December 31	Sellers	Manager	Total
2012	$146,515	$4,349	$150,864
2013	37,026	1,180	38,206
2014	68,296	2,332	70,628
Total	$251,837	$7,861	$259,698

(b)       Credit facilities

i.        In November 2010, the Company concluded the documentation of a loan facility for up to $24,000, which will be used to refinance part of the purchase price paid for the acquisition by Maxdekatria of the vessel Panayiota K (the “Maxdekatria loan”). The Maxdekatria loan is available for drawing until June 30, 2012 and is repayable over eight years in 16 semi-annual consecutive installments commencing six months after the loan drawdown and a balloon payment payable with the final installment and will be secured by a first priority mortgage over the vessel Panayiota K and other usual maritime securities and a corporate guarantee by Safe Bulkers, which provides for the financial covenants described in Note 7.

ii.       In June 2011, the Company concluded the documentation for a loan facility for up to $52,800, which will be used refinance part of the purchase price paid for the acquisition by Eptaprohi of the vessel Pelopidas (the “Eptaprohi credit facility”). The Eptaprohi credit facility will be made available upon commencement of the long-term contracted employment of the vessel Pelopidas. The Eptaprohi credit facility is repayable over seven years in 14 semi-annual consecutive installments commencing six months after the loan drawdown and a balloon payment payable with the final installment and will be secured by a first priority mortgage over the vessel Pelopidas and other usual maritime securities and a corporate guarantee by Safe Bulkers, which provides for the financial covenants described in Note 7.

iii.       In May 2011, the Company concluded the documentation for a loan facility for up to $38,400, which will be used to finance part of the purchase price of Venus Horizon (ex. Hull 1594) (the “Maxenteka credit facility”). The Maxenteka credit facility will be made available upon delivery by the sellers of Venus Horizon (ex. Hull 1594). The Maxenteka credit facility is repayable over twelve years in 24 semi-annual consecutive installments commencing six months after delivery of the vessel by the sellers and will be secured by a first priority mortgage over Venus Horizon (ex. Hull 1594), a first priority mortgage over the vessel Venus Heritage, a first priority mortgage over the vessel Venus History and other usual maritime securities and a corporate guarantee by Safe Bulkers, which provides for the financial covenants described in Note 7.

iv.       In September 2011, the Company accepted a commitment letter from a bank for a loan facility for the lesser of $20,000, or 65% of the fair market value of Hull 616 which will be used to finance part of the purchase price of Hull 616 (the “Maxeikosi credit facility”). The Maxeikosi credit facility will be made available upon delivery by the shipyard of Hull 616. The Maxeikosi credit facility is repayable over two years in 4 semi-annual consecutive installments commencing six months after loan drawdown and a balloon payment payable with the final installment and will be secured by a first priority mortgage over Hull 616 and other usual maritime securities and a corporate guarantee by Safe Bulkers, which provides for the financial covenants described in Note 7. The documentation was executed in February 2012.

(c)       Other contingent liabilities

The Subsidiaries have not been involved in any legal proceedings that may have, or have had, a significant effect on their business, financial position, results of operations or liquidity, nor is the Company aware of any proceedings that are pending or threatened that may have a significant effect on its business, financial position, results of operations or liquidity. From time to time various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, shipyards, insurance providers and other claims relating to the operation of the Company's vessels. Management is not aware of any material claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Management is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. A maximum of $1,000,000 of the liabilities associated with the individual vessel actions, mainly for sea pollution, is covered by P&I Club insurance.